North Square Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

Number of Shares			Value
		COMMON STOCKS - 96.1%
		CONSUMER DISCRETIONARY - 12.8%
		Multiline Retail - 5.6%
3,816		Target Corp.	$942,476

		Specialty Retail - 6.0%
1,839		The Home Depot, Inc.	599,845
5,674		The TJX Co., Inc.	412,613
			1,012,458
		Textiles, Apparel & Luxury Goods - 1.2%
2,752		VF Corp.	210,445
		TOTAL CONSUMER DISCRETIONARY	2,165,379

		CONSUMER STAPLES - 1.5%
		Personal Products - 1.5%
4,562		Unilever PLC - ADR[1]	254,012
		TOTAL CONSUMER STAPLES	254,012

		ENERGY - 5.4%
		Oil, Gas & Consumable Fuels - 5.4%
20,936		Enterprise Products Partners LP	466,035
27,376		Kinder Morgan, Inc.	445,408
		TOTAL ENERGY	911,443

		FINANCIALS - 16.8%
		Banks - 4.2%
4,477		JPMorgan Chase & Co.	716,096

		Capital Markets - 12.6%
781		BlackRock, Inc.	736,709
8,012		The Blackstone Group Inc.	1,007,349
1,982		CME Group Inc.	399,809
			2,143,867
		TOTAL FINANCIALS	2,859,963

		HEALTH CARE - 13.7%
		Biotechnology - 2.9%
4,070		AbbVie Inc.	491,575

		Health Care Providers & Services - 3.7%
1,497		UnitedHealth Group Inc.	623,156

		Pharmaceuticals - 7.2%
6,581		Bristol-Myers Squibb Co.	440,006
2,994		Eli Lilly & Co.	773,320
			1,213,326
		TOTAL HEALTH CARE	2,328,057

		INDUSTRIALS - 8.8%
		Machinery - 5.7%
2,027		Illinois Tool Works, Inc.	472,007
2,509		Stanley Black & Decker, Inc.	484,915
			956,922
		Trading Companies & Distributors - 3.1%
1,896		Watsco, Inc.	527,884
		TOTAL INDUSTRIALS	1,484,806

		INFORMATION TECHNOLOGY - 32.8%
		Electronic Equipment, Instruments & Components - 2.8%
11,998		Corning, Inc.	479,800

		IT Services - 4.1%
2,937		Fidelity National Information Services, Inc.	375,260
1,407		Visa Inc. - Class A	322,344
			697,604
		Semiconductors & Semiconductor Equipment - 13.4%
1,411		Broadcom Inc.	701,563
6,517		Intel Corp.	352,309
5,646		QUALCOMM, Inc.	828,212
2,133		Skyworks Solutions, Inc.	391,320
			2,273,404
		Software - 7.7%
4,344		Microsoft Corp.	1,311,367

		Technology Hardware, Storage & Peripherals - 4.8%
5,351		Apple Inc.	812,443
		TOTAL INFORMATION TECHNOLOGY	5,574,618

		MATERIALS - 4.3%
		Chemicals - 2.5%
1,340		Linde PLC[1]	421,550

		Metals & Mining - 1.8%
5,439		Newmont Corp.	315,408
		TOTAL MATERIALS	736,958

		TOTAL COMMON STOCKS
		(Cost $9,388,010)	16,315,236

		REAL ESTATE INVESTMENT TRUST (REIT) - 3.4%
4,234		Prologis, Inc.	570,151
		TOTAL REIT
		(Cost $397,436)	570,151

		SHORT-TERM INVESTMENT - 0.7%
124,211		First American Treasury Obligations Fund - Class X, 0.01%[2]	124,211
		TOTAL SHORT-TERM INVESTMENT
		(Cost $124,211)	124,211

		TOTAL INVESTMENTS - 100.2%
		(Cost $9,909,657)	17,009,598
		Liabilities in Excess of Other Assets - (0.2)%	(31,492)
		TOTAL NET ASSETS - 100.0%	$16,978,106

	ADR - American Depositary Receipt
	PLC - Public Limited Company

	[1]	Foreign security denominated in U.S. Dollars.
	[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Oak Ridge Dividend Growth Fund
SUMMARY OF INVESTMENTS
August 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	32.8%
Financials	16.8%
Health Care	13.7%
Consumer Discretionary	12.8%
Industrials	8.8%
Energy	5.4%
Materials	4.3%
Consumer Staples	1.5%
Total Common Stocks	96.1%
REIT	3.4%
Short-Term Investment	0.7%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

North Square Oak Ridge Dividend Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$16,315,236	$-	$-	$16,315,236
REIT	570,151	-	-	570,151
Short-Term Investment	124,211	-	-	124,211
Total	$17,009,598	$-	$-	$17,009,598

[1]	For a detailed break-out of these securities by major sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.